UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07171

Name of Fund: BlackRock Global SmallCap Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Global SmallCap Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2010

Date of reporting period: 03/31/2010

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2010 (Unaudited)

BlackRock Global SmallCap Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 1.6%
CFS Retail Property Trust	4,072,838	$ 6,999,262
Linc Energy Ltd. (a)	1,661,100	2,466,287
Mount Gibson Iron Ltd. (a)	1,577,400	2,702,724
Myer Holdings Ltd.	1,537,800	4,724,631
New Hope Corp. Ltd.	199,300	945,529
		17,838,433
Austria — 0.8%
Schoeller-Bleckmann Oilfield
Equipment AG	165,700	8,722,062
Belgium — 0.8%
Delhaize Group	108,800	8,732,321
Bermuda — 1.9%
Lazard Ltd., Class A	195,900	6,993,630
PartnerRe Ltd.	95,200	7,589,344
Ports Design Ltd.	2,220,500	5,628,179
		20,211,153
Brazil — 0.9%
Lupatech SA (a)	312,300	4,211,181
Santos Brasil Participacoes SA	527,400	5,189,923
		9,401,104
Canada — 5.0%
Biovail Corp.	231,100	3,875,547
DiagnoCure, Inc. (a)(b)	4,278,880	5,224,055
Dollarama, Inc. (a)(c)	203,600	4,400,158
Dollarama, Inc. (a)	70,600	1,525,791
Eastern Platinum Ltd. (a)	3,034,600	4,422,004
Eldorado Gold Corp. (a)	577,700	7,013,283
First Quantum Minerals Ltd.	47,400	3,900,180
Jaguar Mining, Inc. (a)(d)	639,200	5,887,032
Lundin Mining Corp. (a)	1,151,000	6,108,295
Quadra Mining Ltd. (a)	344,600	5,275,961
Thompson Creek
Metals Co., Inc. (a)	440,000	5,943,780
		53,576,086
Cayman Islands — 1.6%
Ming Fai International
Holdings Ltd.	18,753,700	4,402,061
Parkson Retail Group Ltd.	2,827,500	4,877,200
Polarcus Ltd. (a)	2,584,900	2,479,124
XL Capital Ltd., Class A	276,900	5,233,410
		16,991,795

China — 0.8%
Shenzhen Expressway Co., Ltd.	8,423,100	4,423,304
WuXi PharmaTech Cayman, Inc. -
ADR (a)	294,500	4,585,365
		9,008,669

Common Stocks	Shares	Value
Finland — 0.6%
Ramirent Oyj	664,550	$ 7,014,515
France — 1.8%
Bonduelle SA	67,678	7,565,909
Eurofins Scientific SA	74,875	3,244,978
Scor SE	352,420	8,913,263
		19,724,150
Germany — 5.9%
Celesio AG	204,500	6,535,958
Deutsche Euroshop AG	180,833	5,940,319
GEA Group AG	335,050	7,761,371
Gerresheimer AG	195,500	6,100,177
Paion AG (a)	475,886	1,619,753
Rheinmetall AG	170,200	12,178,670
Rhoen-Klinikum AG	242,600	6,208,651
Salzgitter AG	61,600	5,707,618
Symrise AG	356,100	8,438,815
TUI AG	336,200	3,773,238
		64,264,570
Greece — 0.5%
Alpha Bank AE	541,200	5,137,253
Hong Kong — 0.9%
Clear Media Ltd. (a)	4,052,000	2,657,905
Lu Ning Co. Ltd.	1,854,400	6,718,649
		9,376,554
India — 1.2%
Container Corp. of India	156,300	4,591,505
PTC India Ltd.	1,446,300	3,606,715
United Phosphorus Ltd.	1,311,200	4,355,878
		12,554,098
Ireland — 1.2%
Allied Irish Banks Plc (a)	860,700	1,400,009
Bank of Ireland (a)	1,036,700	2,251,679
Ryanair Holdings Plc - ADR (a)	328,196	8,917,085
		12,568,773
Israel — 0.7%
NICE Systems Ltd. - ADR (a)	255,600	8,115,300
Italy — 1.2%
Credito Emiliano SpA (a)	474,869	3,276,200
DiaSorin SpA	168,800	6,349,586
Iride SpA	2,044,200	3,959,058
		13,584,844
Japan — 6.0%
Asics Corp.	432,950	4,238,651
Citizens Holding Co., Ltd.	975,500	6,683,140
Don Quijote Co., Ltd.	189,000	4,721,854
Fukuoka Financial Group, Inc.	1,467,800	6,245,884

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR GBP USD	American Depositary Receipts British Pound US Dollar

BLACKROCK GLOBAL SMALLCAP FUND, INC.

MARCH 31, 2010

Schedule of Investments (continued)

BlackRock Global SmallCap Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Hisaka Works Ltd.	298,500	$ 2,897,346
Jupiter Telecommunications
Co., Ltd.	2,973	3,438,089
Koito Manufacturing Co., Ltd.	246,100	3,663,262
Komori Corp.	205,600	2,551,272
Kose Corp.	156,700	3,678,395
Kureha Chemical Industry Co., Ltd.	1,406,400	6,816,878
Makita Corp.	89,150	2,942,848
NGK Insulators Ltd.	208,400	4,260,162
Osaka Securities
Exchange Co., Ltd.	1,275	6,672,493
Sekisui Chemical Co., Ltd.	903,200	6,124,213
		64,934,487
Malaysia — 0.3%
AirAsia Bhd (a)	8,864,400	3,774,272
Netherlands — 0.2%
TomTom NV (a)	220,800	1,860,591
Norway — 1.7%
Golden Ocean Group Ltd. (a)	3,374,400	6,405,000
Marine Harvest (a)	6,093,000	5,416,509
Sevan Marine ASA (a)	1,915,600	3,000,511
Songa Offshore SE (a)	280,600	1,281,186
TGS Nopec Geophysical Co.
ASA (a)	116,900	2,487,270
		18,590,476
Singapore — 2.0%
Avago Technologies Ltd. (a)	442,100	9,089,576
Cityspring Infrastructure Trust	15,536,600	6,720,306
Wing Tai Holdings Ltd.	4,229,700	5,461,908
		21,271,790
South Africa — 0.6%
African Bank Investments Ltd.	1,264,300	6,175,220
South Korea — 0.6%
Celltrion, Inc.	375,800	6,588,415
Spain — 0.6%
Laboratorios Farmaceuticos
Rovi SA	765,894	6,976,603
Switzerland — 2.2%
Addex Pharmaceuticals Ltd. (a)	63,000	815,582
Aryzta AG	154,300	6,758,814
Foster Wheeler AG (a)	200,800	5,449,712
Lindt & Spruengli AG	210	5,683,232
Rieter Holding AG (a)	15,931	4,634,172
		23,341,512
Taiwan — 0.7%
Lite-On Technology Corp.	5,423,000	7,195,565
Thailand — 0.4%
Mermaid Maritime PCL (a)	8,203,605	4,041,757
United Kingdom — 8.1%
Amlin Plc	1,320,215	7,774,040

Common Stocks	Shares	Value
United Kingdom (concluded)
Antofagasta Plc	178,000	$ 2,810,705
Britvic Plc	1,091,800	7,675,247
Cairn Energy Plc (a)	747,700	4,734,487
Charter International Plc	653,200	7,440,124
EasyJet Plc (a)	771,000	5,374,923
GKN Plc	1,033,100	2,160,442
Group 4 Securicor Plc	1,640,097	6,509,883
Halfords Group Plc	847,700	6,077,525
Hikma Pharmaceuticals Plc	867,000	8,312,050
Intertek Group Plc	242,900	5,375,040
Kesa Electricals Plc	2,982,800	5,748,593
Premier Oil Plc (a)	105,934	1,985,949
Promethean World Plc (a)	431,800	1,225,327
Rexam Plc	1,397,672	6,212,839
Rightmove Plc	249,400	2,554,756
Schroders Plc	259,600	5,545,567
		87,517,497
United States — 47.5%
AMB Property Corp.	107,200	2,920,128
Abercrombie & Fitch Co.,
Class A (d)	47,600	2,172,464
Acadia Realty Trust	159,600	2,850,456
Adtran, Inc.	264,600	6,972,210
Advanced Energy Industries, Inc.
(a)(d)	405,500	6,715,080
Alpha Natural Resources, Inc. (a)	139,800	6,974,622
Arch Capital Group Ltd. (a)	71,800	5,474,750
Autoliv, Inc. (a)(d)	82,700	4,261,531
BJ's Restaurants, Inc. (a)(d)	192,900	4,494,570
BMC Software, Inc. (a)	181,600	6,900,800
Bank of Hawaii Corp. (d)	116,400	5,232,180
Blackboard, Inc. (a)(d)	187,800	7,823,748
BorgWarner, Inc.	80,150	3,060,127
Brooks Automation, Inc. (a)	677,750	5,977,755
Cadence Design Systems, Inc. (a)	826,150	5,502,159
CardioNet, Inc. (a)(d)	321,600	2,460,240
Celanese Corp., Series A	247,400	7,879,690
Cliffs Natural Resources, Inc.	100,898	7,158,713
Commercial Vehicle Group, Inc. (a)	411,600	2,930,592
ComScore, Inc. (a)	200,700	3,349,683
Core Laboratories NV	40,900	5,349,720
Corporate Office Properties Trust	100,200	4,021,026
Covanta Holding Corp. (a)	292,550	4,873,883
Coventry Health Care, Inc. (a)	301,700	7,458,024
Cullen/Frost Bankers, Inc. (d)	145,000	8,091,000
DSP Group, Inc. (a)	793,800	6,612,354
Delta Air Lines, Inc. (a)(d)	334,900	4,886,191
Digital Realty Trust, Inc. (d)	110,400	5,983,680
Drew Industries, Inc. (a)	211,800	4,663,836
Duoyuan Printing, Inc. (a)	153,000	1,652,400
Electronic Arts, Inc. (a)	450,200	8,400,732
Electronics for Imaging, Inc. (a)	507,200	5,898,736
Essex Property Trust, Inc.	30,500	2,743,475
FTI Consulting, Inc. (a)(d)	88,300	3,471,956
Ferro Corp.	709,900	6,240,021

2 BLACKROCK GLOBAL SMALLCAP FUND, INC.

MARCH 31, 2010

Schedule of Investments (continued)

BlackRock Global SmallCap Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
Fidelity National Title Group, Inc.,
Class A	275,500	$ 4,082,910
Foot Locker, Inc.	351,300	5,283,552
Guess?, Inc.	216,050	10,150,029
Home Properties, Inc. (d)	114,100	5,339,880
IDEX Corp.	249,350	8,253,485
IPC The Hospitalist Co., Inc. (a)	171,600	6,024,876
ITC Holdings Corp.	185,900	10,224,500
Intersil Corp., Class A	606,100	8,946,036
j2 Global Communications, Inc. (a)	303,500	7,101,900
JDS Uniphase Corp. (a)	684,600	8,578,038
K-Swiss, Inc., Class A (a)	140,500	1,469,630
Kindred Healthcare, Inc. (a)	241,400	4,357,270
Kinetic Concepts, Inc. (a)(d)	190,350	9,100,633
King Pharmaceuticals, Inc. (a)(d)	609,300	7,165,368
Knight Capital Group, Inc.,
Class A (a)(d)	186,800	2,848,700
LKQ Corp. (a)	337,663	6,854,559
Landstar System, Inc.	164,250	6,895,215
Linear Technology Corp.	87,950	2,487,226
The Macerich Co. (d)	161,177	6,174,710
Manpower, Inc.	92,700	5,295,024
Maxim Integrated Products, Inc.	335,300	6,501,467
Mentor Graphics Corp. (a)	632,050	5,069,041
Merit Medical Systems, Inc. (a)	383,761	5,852,355
Nektar Therapeutics (a)	290,000	4,410,900
Nordson Corp. (d)	81,450	5,532,084
Northeast Utilities, Inc.	299,900	8,289,236
Nuance
Communications, Inc. (a)(d)	475,200	7,907,328
OM Group, Inc. (a)	117,700	3,987,676
ON Semiconductor Corp. (a)	941,000	7,528,000
PMC-Sierra, Inc. (a)	859,300	7,664,956
Packaging Corp. of America	298,700	7,351,007
People's United Financial, Inc.	319,174	4,991,881
PetroHawk Energy Corp. (a)	308,300	6,252,324
Phillips-Van Heusen Corp.	156,300	8,965,368
Polycom, Inc. (a)	223,400	6,831,572
QLogic Corp. (a)	398,200	8,083,460
QuinStreet, Inc. (a)	140,400	2,388,204
Regis Corp.	245,200	4,580,336
Silgan Holdings, Inc.	98,100	5,908,563
St. Mary Land & Exploration Co.	46,900	1,632,589
Stancorp Financial Group, Inc.	123,200	5,868,016
Steel Dynamics, Inc.	245,000	4,280,150
Stratasys, Inc. (a)(d)	94,600	2,306,348
Support.com Inc. (a)	1,771,179	5,791,755
Sybase, Inc. (a)(d)	205,125	9,562,927
Tanger Factory Outlet Centers, Inc.	194,600	8,398,936
Terex Corp. (a)	238,450	5,415,200
Timken Co.	257,800	7,736,578
Urban Outfitters, Inc. (a)	309,100	11,755,073
The Warnaco Group, Inc. (a)	126,250	6,023,388
Watsco, Inc.	43,000	2,445,840
Whiting Petroleum Corp. (a)	44,600	3,605,464
Winnebago Industries, Inc. (a)	264,150	3,859,232

Common Stocks		Shares	Value
United States (concluded)
Zoran Corp. (a)		739,650 $	7,958,634
			512,827,961
Total Long-Term Investments
(Cost – $887,259,140) – 98.3% 1,061,917,826
Short-Term Securities		Shares
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.13% (e)(f)	14,916,359		14,916,359
		Beneficial
		Interest
		(000)
BlackRock Liquidity Series, LLC,
Money Market Series,
0.22% (e)(f)(g)	USD	84,610	84,609,740
		Par
Time Deposits		(000)
United Kingdom — 0.0%
Brown Brothers Harriman & Co.,
0.07%, 4/01/10	GBP	178	270,476
Total Short-Term Securities
(Cost – $99,796,575) – 9.2%			99,796,575
Total Investments
(Cost – $987,055,716*) – 107.5%			1,161,714,401
Liabilities in Excess of Other Assets – (7.5)%			(81,492,350)
Net Assets – 100.0%		$ 1,080,222,051

* The cost and unrealized appreciation (depreciation) of investments as of

March 31, 2010, as computed for federal income tax purposes, were as

Aggregate follows: cost	$ 1,001,186,074
Gross unrealized appreciation	$ 215,088,825
Net Gross unrealized unrealized appreciation depreciation	$ 160,528,327 (54,560,498)

(a) Non-income producing security.
(b) Investments in companies (whereby the Fund held 5% or more of the companies' outstanding securities) that are considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
were as follows:

	Purchase	Sales	Realized
Affiliate	Cost	Cost	Loss	Income
DiagnoCure, Inc.	-	-	-	-

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d) Security, or a portion of security, is on loan.

BLACKROCK GLOBAL SMALLCAP FUND, INC.

MARCH 31, 2010

Schedule of Investments March 31, 2010 (concluded)

BlackRock Global SmallCap Fund, Inc.

(e) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
Net
	Affiliate	Activity	Income
BlackRock Liquidity Funds,
	TempFund, Institutional Class	$ (39,250,192)	$ 33,807
BlackRock Liquidity Series, LLC,
	Money Market Series	$ 64,529,740	$ 79,092
(f)	Represents the current yield as of report date.

(g) Security was purchased with the cash collateral from loaned securities.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the face value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments:
Australia	-	$ 17,838,433	-	$ 17,838,433
Austria	-	8,722,062	-	8,722,062
Belgium	-	8,732,321	-	8,732,321
Bermuda	14,582,974	5,628,179	-	20,211,153
Brazil	9,401,104	-	-	9,401,104
Canada	53,576,086	-	-	53,576,086
Cayman Islands	5,233,410	11,758,385	-	16,991,795
China	4,585,365	4,423,304	-	9,008,669
Finland	-	7,014,515	-	7,014,515
France	-	19,724,150	-	19,724,150
Germany	-	64,264,570	-	64,264,570
Greece	-	5,137,253	-	5,137,253
Hong Kong	-	9,376,554	-	9,376,554
India	-	12,554,098	-	12,554,098
Ireland	8,917,085	3,651,688	-	12,568,773
Israel	8,115,300	-	-	8,115,300
Italy	-	13,584,844	-	13,584,844
Japan	-	64,934,487	-	64,934,487
Malaysia	-	3,774,272	-	3,774,272
Netherlands	-	1,860,591	-	1,860,591
Norway	-	18,590,476	-	18,590,476
Singapore	9,089,576	12,182,214	-	21,271,790
South Africa	-	6,175,220	-	6,175,220
South Korea	-	6,588,415	-	6,588,415
Spain	-	6,976,603	-	6,976,603
Switzerland	5,449,712	17,891,800	-	23,341,512
Taiwan	-	7,195,565	-	7,195,565
Thailand	-	4,041,757	-	4,041,757
United Kingdom	-	87,517,497	-	87,517,497
United States	512,827,961	-	-	512,827,961
Short-Term
Securities	14,916,359	84,880,216	-	99,796,575
Total	$ 646,694,932 $	515,019,469	-	$ 1,161,714,401

BLACKROCK GLOBAL SMALLCAP FUND, INC.

MARCH 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global SmallCap Fund, Inc.

By: /s/Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Global SmallCap Fund, Inc.

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Global SmallCap Fund, Inc.

Date: May 27, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global SmallCap Fund, Inc.

Date: May 27, 2010